Income Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Tax loss carryforwards	$ 261,945	$ 101,209
Accruals and reserves	55,337	21,926
Investment tax credits	42,697	13,464
Capital and intangible assets	41,790	50,297
Stock-based compensation expense	33,909	16,653
Scientific Research and Experimental Development expenditures carryforwards	20,189	0
Lease liabilities	62,418	39,220
Share issuance costs	11,403	14,423
Total deferred tax assets, before valuation allowance	529,688	257,192
Valuation allowance	(179,115)	(123,345)
Total deferred tax assets	350,573	133,847
Deferred tax liabilities
Equity and other investments	(275,037)	(17,917)
Outside basis difference of foreign subsidiaries	(130,419)	(616)
Lease assets	(45,184)	(29,928)
Intangible assets	(33,652)	(32,521)
Other deferred tax liabilities	(1,339)	(188)
Total deferred tax liabilities	(485,631)	(81,170)
Total deferred tax (liabilities) assets, net	$ (135,058)
Total deferred tax (liabilities) assets, net		$ 52,677